Property and equipment, net (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 533,980	¥ 3,822,547	¥ 3,792,853
Less: accumulated depreciation	(464,556)	(3,325,567)	(3,209,052)
Total	69,424	496,980	583,801
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	140,469	1,005,558	1,005,558
Mechanical Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	147,959	1,059,178	1,059,178
Electronic And Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	239,408	1,713,829	1,684,135
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 6,144	¥ 43,982	¥ 43,982